Note 33 - Changes in Liabilities from Financing Activities - Schedule of Changes in Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term borrowings [member]
Statement Line Items [Line Items]
Balance	$ 15,073,458	$ 16,449,110	$ 13,492,935
Changes in cash flow from financing activities	(6,340,292)	(477,482)	2,845,059
Changes in other non-cash items	0	0	78,073
Currency translation adjustments	694,335	(898,170)	33,043
Balance	9,427,501	15,073,458	16,449,110
Long-term borrowings [member]
Statement Line Items [Line Items]
Balance	6,344,559	8,640,311	10,360,684
Changes in cash flow from financing activities	(2,289,408)	(1,775,257)	(1,631,896)
Changes in other non-cash items	0	0	(78,073)
Currency translation adjustments	313,090	(520,495)	(10,404)
Balance	4,368,241	6,344,559	8,640,311
Lease liabilities [member]
Statement Line Items [Line Items]
Balance	790,147	53,338	16,981
Changes in cash flow from financing activities	(263,079)	(175,653)	(16,344)
Changes in other non-cash items	788,763	618,815	52,701
Currency translation adjustments	8,651	293,647	0
Balance	1,324,482	790,147	53,338
Assets held to hedge liabilities arising from financing activities [member]
Statement Line Items [Line Items]
Balance	22,208,164	25,142,759	23,870,600
Changes in cash flow from financing activities	(8,892,779)	(2,428,392)	1,196,819
Changes in other non-cash items	788,763	618,815	52,701
Currency translation adjustments	1,016,076	(1,125,018)	22,639
Balance	$ 15,120,224	$ 22,208,164	$ 25,142,759